Non-controlling Interests - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Beginning balance	$ (822,892)	$ (718,909)
Non-controllinginterests' share of loss	(70,319)	(103,983)
Ending balance	(893,211)	(822,892)
Oyu Tolgoi [member]
Disclosure of subsidiaries [line items]
Beginning balance	(822,892)
Non-controllinginterests' share of loss	(70,319)
Common share investments funded on behalf of non-controlling interest	95,200
Funded amounts repayable to the Company	(95,200)
Ending balance	$ (893,211)	$ (822,892)